                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number: _____

 This Amendment (Check only one.):    [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology Corp.
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        President
Phone:        212-421-2155

Signature, Place, and Date of Signing:

    /s/Seymour L. Goldblatt             New York, New York          May 14, 2002
_______________________________
    [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary


Number of other Included Managers:                 0

Form 13F Information Table Entry Total:          106

Form 13F Information Table Value Total:     $376,834
                                            --------
                                            (thousands)


List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
Page 1 of 5  Name of Reporting Manager S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:           Item 2:     Item 3:  Item 4:     Item 5:          Item 6:           Item 7:        Item 8:
          Name of Issuer        Title of     CUSIP    Fair      Shares of       Investment          Managers    Voting Authority
                                  Class     Number   Market     Principal       Discretion            See          (Shares)
                                                                            ---------------------               -------------------
                                                     Value        Amount                            Instr.
                                                      (x                                               V
                                                    $1,000)
                                                                            (a)      (b)     (c)
                                                                            Sole   Shared   Shared           (a)        (b)     (c)
                                                                                    -As     -Other           Sole       Shared  None
                                                                                   Defined
                                                                                  in Instr.
                                                                                     V
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COM     885535104    2,451    401,200 SH   X                                  401,200
A D C TELECOMMUNICATN             COM     100088610      858    210,727 SH   X                                  210,727
ACCENTURE LTD                     COM     G1150G111    2,342     87,700 SH   X                                   87,700
ADELPHIA COMMUNICATIONS CORP C    COM     006848105    1,862    125,000 SH   X                                  125,000
ADOLOR CORP                       COM     00724X102    2,925    262,300 SH   X                                  262,300
AETHER SYSTEMS INC.               COM     00808V105      441    100,900 SH   X                                  100,900
ALKERMES INC                      COM     01642T108    4,094    157,100 SH   X                                  157,100
AMERICAN MANAGEMENT SYSTEMS INC   COM     027352103    3,770    201,800 SH   X                                  201,800
AMYLIN PHARMACEUTICALS            COM     032346108      408     40,780 SH   X                                   40,780
AOL TIME WARNER INC               COM     02364J104    6,504    275,000 SH   X                                  275,000
APPLIED MOLECULAR EVOLUTION       COM     03823E108      645     75,000 SH   X                                   75,000
ART TECHNOLOGY GROUP              COM     04289L107      515    250,000 SH   X                                  250,000
ARTISOFT INC                      COM     04314L106    2,521  1,416,300 SH   X                                1,416,300
ASPECT COMMUNICATIONS             COM     04523Q102    3,758    961,200 SH   X                                  961,200
AT&T WIRELESS SERVICES            COM     00209A106      895    100,000 SH   X                                  100,000
AVANT IMMUNOTHERAPEUTICS          COM     053491106    1,577    911,700 SH   X                                  911,700
BIOTRANSPLANT INC                 COM     09066Y107    5,662  1,078,500 SH   X                                1,078,500
CALIPER TECHNOLOGIES              COM     130876105      170     13,109 SH   X                                   13,109
CAMBRIDGE HEART INC               COM     131910101    2,099  1,311,957 SH   X                                1,311,957
CIENA CORP                        COM     171779101    1,350    150,000 SH   X                                  150,000
CISCO SYSTEMS                     COM     17275R102    3,052    180,252 SH   X                                  180,252
COGNOS                            COM     19244C109    1,125     41,000 SH   X                                   41,000
COMPUTER ASSOCIATES INTL          COM     204912109    9,776    446,600 SH   X                                  446,600
COMPUTER TASK GROUP               COM     205477102    1,970    340,800 SH   X                                  340,800
COMPUWARE CORP                    COM     205638109    4,578    354,600 SH   X                                  354,600
COMTECH TELECOMMUNICAT NEW        COM     205826209    5,144    486,698 SH   X                                  486,698
COMVERSE TECH                     COM     205862402    1,140     90,000 SH   X                                   90,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          71,632

                                    FORM 13F
Page 2 of 5  Name of Reporting Manager S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:           Item 2:     Item 3:  Item 4:     Item 5:          Item 6:           Item 7:        Item 8:
          Name of Issuer        Title of     CUSIP    Fair      Shares of       Investment          Managers    Voting Authority
                                  Class     Number   Market     Principal       Discretion             See          (Shares)
                                                                            ---------------------               -------------------
                                                     Value        Amount                            Instr.
                                                      (x                                               V
                                                    $1,000)
                                                                            (a)      (b)     (c)
                                                                            Sole   Shared   Shared           (a)        (b)     (c)
                                                                                    -As     -Other           Sole       Shared  None
                                                                                   Defined
                                                                                  in Instr.
                                                                                     V
-----------------------------------------------------------------------------------------------------------------------------------
CORVIS CORP                       COM     221008103      456    364,700 SH   X                                  364,700
CSG SYS INTL INC                  COM     126349109    2,847    100,000 SH   X                                  100,000
CUBIST PHARMACEUTICALS            COM     229678107      399     21,600 SH   X                                   21,600
CYBERONICS INC                    COM     23251P102    1,199     75,000 SH   X                                   75,000
CYGNUS INC                        COM     232560102    3,756    960,500 SH   X                                  960,500
DAVITA INC                        COM     23918K108    5,822    230,100 SH   X                                  230,100
DEPOMED INC                       COM     249908104    2,990    598,080 SH   X                                  598,080
ELOYALTY CORP                     COM     290151109      963    139,500 SH   X                                  139,500
ENREV POWER SOLUTIONS, INC.       PFD       PRIVATE        1     86,226 SH   X                                   86,226
EPICOR SOFTWARE CORP              COM     29426L108      380    165,300 SH   X                                  165,300
FLEXTRONICES INTERNATIONAL LTD    COM     Y2573F102    8,003    438,500 SH   X                                  438,500
GEMSTAR-TV GUIDE INTL             COM     36866W106    2,218    150,000 SH   X                                  150,000
GENTA INC NEW                     COM     37245M207    4,543    270,900 SH   X                                  270,900
GIGA INFORMATION GROUP            COM     37517M109    2,371    894,625 SH   X                                  894,625
GROUP 1 SOFTWARE NEW              COM     39943Y103    1,960    140,500 SH   X                                  140,500
H POWER CORP                      COM     40427A108      637    250,000 SH   X                                  250,000
HIFN INC.                         COM     428358105      383     32,500 SH   X                                   32,500
IMANAGE INC                       COM     45245Y105    2,390    357,800 SH   X                                  357,800
INDUS INTL INC                    COM     45578L100    9,036  1,731,100 SH   X                                1,731,100
INDUSTRI MATIMATIK INTL CORP      COM     455792101      168    161,200 SH   X                                  161,200
INFINIUM SOFTWARE INC             COM     45662Y109    1,297    345,900 SH   X                                  345,900
INT MEDIA GROUP INC               COM     44979N104    1,683    519,500 SH   X                                  519,500
INTERACTIVE INTELLIGEN            COM     45839M103    2,486    453,600 SH   X                                  453,600
KEYNOTE SYS INC                   COM     493308100    1,720    177,500 SH   X                                  177,500
KOSAN BIOSCIENCES INC             COM     50064W107    3,661    475,400 SH   X                                  475,400

COLUMN TOTAL                                          61,369

                                    FORM 13F
Page 3 of 5  Name of Reporting Manager S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:           Item 2:     Item 3:  Item 4:     Item 5:          Item 6:           Item 7:        Item 8:
          Name of Issuer        Title of     CUSIP    Fair      Shares of       Investment          Managers    Voting Authority
                                  Class     Number   Market     Principal       Discretion            See          (Shares)
                                                                            ---------------------               -------------------
                                                     Value        Amount                            Instr.
                                                      (x                                               V
                                                    $1,000)
                                                                            (a)      (b)     (c)
                                                                            Sole   Shared   Shared           (a)        (b)     (c)
                                                                                    -As     -Other           Sole       Shared  None
                                                                                   Defined
                                                                                  in Instr.
                                                                                     V
-----------------------------------------------------------------------------------------------------------------------------------
LANTE CORP                        COM     516540101      259    246,000 SH   X                                  246,000
LEXENT INC                        COM     52886Q102    1,555    485,900 SH   X                                  485,900
LEXMARK INTL INC                  COM     529771107    9,292    162,500 SH   X                                  162,500
LUCENT TECHNOLOGIES, INC.         COM     549463107    4,020    850,000 SH   X                                  850,000
MANUGISTICS GROUP INC             COM     565011103    7,844    365,200 SH   X                                  365,200
MAXTOR CORP                       COM     577729205   15,883  2,285,300 SH   X                                2,285,300
MEDIMMUNE INC                     COM     584699102    4,720    120,000 SH   X                                  120,000
META GROUP INC                    COM     591002100      131     52,500 SH   X                                   52,500
MICROMUSE INC                     COM     595094103      438     50,000 SH   X                                   50,000
MULTEX.COM                        COM     625367101      512    113,000 SH   X                                  113,000
Nabi biopharmaceuticals           COM     628716102    8,136  1,320,833 SH   X                                1,320,833
NEOPHARM INC                      COM     640919106   13,266    617,290 SH   X                                  617,290
NETWORKS ASSOCS INC               COM     640938106      750     31,000 SH   X                                   31,000
NEW FOCUS INC                     COM     644383101      303    101,400 SH   X                                  101,400
NOVADIGM INC                      COM     669937104      555     71,500 SH   X                                   71,500
ORTEC INTL INC                    COM     68749B108    1,704    337,336 SH   X                                  337,336
PARK OHIO HLDGS CORP              COM     700666100      272     60,700 SH   X                                   60,700
PEGASUS SATELLITE
  COMMUNICATIO                    COM     705904100    1,328    439,700 SH   X                                  439,700
PEOPLESOFT INC                    COM     712713106    6,276    171,800 SH   X                                  171,800
PEREGRINE SYSTEMS INC             COM     71366Q101    4,618    485,100 SH   X                                  485,100
PERKINELMER INC                   COM     714046109      536     29,000 SH   X                                   29,000
PHOENIX TECHNOLOGIES LTD          COM     719153108    1,440    105,500 SH   X                                  105,500
PRAECIS PHARMACEUTICAL            COM     739421105    1,865    358,700 SH   X                                  358,700
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          85,703

                                    FORM 13F
Page 4 of 5  Name of Reporting Manager S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:           Item 2:     Item 3:  Item 4:     Item 5:          Item 6:           Item 7:        Item 8:
          Name of Issuer        Title of     CUSIP    Fair      Shares of       Investment          Managers    Voting Authority
                                  Class     Number   Market     Principal       Discretion            See          (Shares)
                                                                            ---------------------               -------------------
                                                     Value        Amount                            Instr.
                                                      (x                                               V
                                                    $1,000)
                                                                            (a)      (b)     (c)
                                                                            Sole   Shared   Shared           (a)        (b)     (c)
                                                                                    -As     -Other           Sole       Shared  None
                                                                                   Defined
                                                                                  in Instr.
                                                                                     V
-----------------------------------------------------------------------------------------------------------------------------------
QAD INC                           COM     74727D108      552    114,000 SH   X                                  114,000
QRS CORP                          COM     74726X105      904     76,600 SH   X                                   76,600
QUEST SOFTWARE INC                COM     74834T103    5,668    375,100 SH   X                                  375,100
RADIOSHACK CORP                   COM     750438103    2,926     97,400 SH   X                                   97,400
REGISTER INC                      COM     75914G101      449     50,000 SH   X                                   50,000
RESONATE INC                      COM     76115Q104    1,361    523,500 SH   X                                  523,500
RIBOZYME PHARMACEUTICL            COM     762567105    1,675    577,700 SH   X                                  577,700
S1 CORPORATION                    COM     78463B101   16,868  1,092,500 SH   X                                1,092,500
SANMINA-SCI CORP                  COM     800907107   25,922  2,206,151 SH   X                                2,206,151
SERONO S A                        ADR     863155107    8,243    368,000 SH   X                                  368,000
SOLECTRON CORP                    COM     834182107   24,479  3,138,373 SH   X                                3,138,373
SONUS PHARMACEUTICALS             COM     835692104    1,346    226,950 SH   X                                  226,950
STARBASE COMMON/WORLD
  WEB.NET SERIES E                PFD       PRIVATE       20  2,000,000 SH   X                                2,000,000
STARBASE CORP NEW                 COM     854910205        7     24,075 SH   X                                   24,075
SYCAMORE NETWORKS INC             COM     871206108    4,741  1,200,300 SH   X                                1,200,300
TECHNOLOGY SOLUTIONS              COM     87872T108    4,708  2,690,275 SH   X                                2,690,275
TUMBLEWEED COMMUNICTNS            COM     899690101    1,420    390,000 SH   X                                  390,000
TURNSTONE SYSTEMS                 COM     900423104    1,965    408,600 SH   X                                  408,600
ULTICOM                           COM     903844108    1,604    210,000 SH   X                                  210,000
VERITAS SOFTWARE CO               COM     923436109    4,076     93,000 SH   X                                   93,000
VIANT INC                         COM     92553N107    1,075    802,500 SH   X                                  802,500
VICINITY CORP                     COM     925653107       42     20,000 SH   X                                   20,000
VIGNETTE CORP                     COM     926734104   13,072  3,800,000 SH   X                                3,800,000
VION PHARMACEUTICALS              COM     927624106    1,927    470,000 SH   X                                  470,000
VITESSE SEMICONDUCTOR             COM     928497106      465     47,490 SH   X                                   47,490
VIXEL CORPORATION                 COM     928552108      542    130,000 SH   X                                  130,000
WEBSENSE INC                      COM     947684106    7,508    298,400 SH   X                                  298,400
WESTERN DIGITAL CORP              COM     958102105   24,420  3,919,700 SH   X                                3,919,700
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                         157,985

                                    FORM 13F
Page 5 of 5  Name of Reporting Manager S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:           Item 2:     Item 3:  Item 4:     Item 5:          Item 6:           Item 7:        Item 8:
          Name of Issuer        Title of     CUSIP    Fair      Shares of       Investment          Managers    Voting Authority
                                  Class     Number   Market     Principal       Discretion            See          (Shares)
                                                                            ---------------------               -------------------
                                                     Value        Amount                            Instr.
                                                      (x                                               V
                                                    $1,000)
                                                                            (a)      (b)     (c)
                                                                            Sole   Shared   Shared           (a)        (b)     (c)
                                                                                    -As     -Other           Sole       Shared  None
S SQUARED                                                                          Defined
TECHNOLOGY                                                                        in Instr.
ADDITIONS TO 13F                                                                     V
-----------------------------------------------------------------------------------------------------------------------------------
ALPHA INDUSTRIES                  COM      20753109       38     2,500 SH    X                                 2,500
COMTECH TELECOMM                  COM     205826209       80     7,650 SH    X                                 7,650
NORTEL NETWORKS                   COM     656568102       27     5,954 SH    X                                 5,954
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                             145
-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                          376,834